Trade and other receivables (Details 1) - Third Parties [Member] - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5,897	$ 6,346
Expected credit losses	(1,809)	(1,639)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,868	4,513
Expected credit losses	(88)	(168)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	91	213
Expected credit losses	(20)	(75)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	33	63
Expected credit losses	(20)	(23)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	281	30
Expected credit losses	(219)	(18)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,624	1,527
Expected credit losses	$ (1,462)	$ (1,355)